Variable Interest Entities - Narrative (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($) vessel	Jun. 30, 2017 USD ($)	Dec. 31, 2017 vessel
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	8
Interest expense | $	$ 38,012	$ 39,710
Net cash received in financing activities | $	$ (328,799)	(364,072)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	8		8
Sale and leaseback term	10 years
Interest expense | $	$ 19,100	19,100
Net cash received in financing activities | $	$ 864,700	$ 89,200
Variable Interest Entity, Primary Beneficiary | ICBCL Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	4		4
Variable Interest Entity, Primary Beneficiary | CMBL Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	1		1
Variable Interest Entity, Primary Beneficiary | CCBFL Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	1		1
Variable Interest Entity, Primary Beneficiary | COSCO Shipping Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	1		1
Variable Interest Entity, Primary Beneficiary | CSSC
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	1		1